Shareholders' Equity	3 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Shareholders' Equity
6.	Shareholders' Equity:

Under the Company's articles of incorporation, the Company's authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares. In connection with the Exchange Agreement discussed in Note 1, the Company issued 2,400,000 common shares, 480,000 of 9.75% Series A Preferred Shares and 12,000 Series B preferred shares to the then shareholders of Spetses. The accompanying consolidated financial statements give retroactive effect to the issuance of the shares as of December 13, 2016.

Furthermore, the Company determined the fair value of the 9.75% Series A cumulative redeemable perpetual preferred shares to be $2,740,000 as of the date of issuance and reflected the amount within additional paid-in capital. The fair value of these shares was determined using Level 3 hierarchical data. The fair value of these shares was determined using the income approach. In application of the income approach, a discounted cash flow method, or DCF, was utilized.

On September 29, 2017, the Company's shareholders authorized one or more amendments to its Articles of Incorporation to effect one or more reverse stock splits of the Company's issued common shares at a ratio of not less than one-for-two and not more than one-for-1000 and in the aggregate at a ratio of not more than one-for-1000, inclusive, with the exact ratio to be set at a whole number within this range to be determined by the Company's Board of Directors, or the Board, or any duly constituted committee thereof, at any time after approval of each amendment in its discretion, and to authorize the Board to implement any such reverse stock split by filing any such amendment with the Registrar of Corporations of the Republic of the Marshall Islands. As of September 30, 2017 and 2018 and December 31, 2018, no reverse stock splits have been effected under this authorization.

Common Shares:

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, common shareholders are entitled to receive ratably all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Upon the Company's dissolution or liquidation or the sale of all or substantially all of its assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, the common shareholders are entitled to receive pro rata the remaining assets available for distribution. Common shareholders do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. The rights, preferences and privileges of common shareholders are subject to the rights of the holders of any preferred shares, which the Company has or may issue in the future.

Preferred Shares:

The table below presents a summary of preferred shares outstanding as of September 30, 2017 and 2018 and December 31, 2018:

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Par Value	Carrying Value (1)	Dividend Rate
Series A	9.75% Cumulative Perpetual Redeemable	09/22/17	480,000	$25	$480	$2,740,480	9.75% per annum of the Liquidation Preference per share
Series B	n/a	09/22/17	12,000	-	$12	$12	n/a
Total			492,000		$492	$2,740,492

(1)	There are no issuance costs.

9.75% Series A cumulative redeemable perpetual preferred shares: Holders of Series A Preferred Shares have no general voting rights other than certain limited protective voting rights. Also, holders of Series A Preferred Shares, rank senior to the holders of common shares with respect to dividends, distributions and payments upon liquidation. Dividends on the Series A preferred shares are cumulative from the date of original issue and are payable on the 15th day of June and December of each year, commencing December 15, 2017. In the event the Company is unable to make dividend payments to the holders of the Series A preferred shares, the dividend rate shall increase to a number that is 1.30 times the dividend rate payable on the day immediately preceding the date of such dividend arrearage until the dividend arrearage is cured. The Company has not declared or paid dividends on its Series A preferred shares. The accumulated, but not declared, due and overdue dividends on the Series A Preferred Shares as of September 30, 2017, September 30, 2018 and December 31, 2018, amounted to $29,250, $1,676,025, and $2,668,770, respectively. The Series A Preferred Shares do not have a mandatory redemption feature. The Company has the right to redeem the Series A Preferred Shares, in whole or from time to time in part, from any funds available for such purpose, on a date set by the Company at an amount equal to $25.00 per share (the liquidation preference) plus an amount equal to all accumulated and unpaid dividends thereon to date of redemption whether or not declared. Such redemption price may be paid in cash, common shares or a note as shall be determined at the Company's sole discretion. If paid in common shares, the price of the common shares will be 90% of the lowest daily volume weighted average price on any trading day during the 5-consecutive trading-day period ending and including the trading day immediately prior to the date of the applicable redemption date.

Series B preferred shares: The Series B preferred shares do not have redemption/call rights and do not earn any dividends or have any distribution rights. Holders of Series B preferred shares have 100,000 votes per share on all matters submitted to a vote of the shareholders of the Company (including determination for purposes of quorum) and vote together with the holders of the Company's common shares as one class. Holders of Series B preferred shares do not have any other special voting rights.

Adoption of a shareholder rights plan: On November 21, 2017, the Company declared a dividend of one preferred share purchase right for each outstanding common share and adopted a shareholder rights plan, as set forth in a Stockholders Rights Agreement dated as of November 20, 2017, by and between the Company and American Stock Transfer & Trust Company, LLC, as rights agent. In connection with the Stockholders Rights Agreement, the Company designated 1,000,000 shares as Series C Participating Preferred Stock, none of which are outstanding as of December 31, 2018.